RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)												1 Months Ended					9 Months Ended	12 Months Ended
	Oct. 23, 2023	Oct. 16, 2023	Sep. 02, 2023	Jul. 20, 2023	May 01, 2023	Apr. 20, 2023	Dec. 22, 2022	Jul. 11, 2022	May 27, 2022	Dec. 17, 2021	Sep. 14, 2021	May 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Feb. 28, 2022	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Jul. 11, 2023	Jun. 23, 2023	May 02, 2023
Related Party Transaction [Line Items]
Working interest percentage																		85.75%
Long term asset advance to operators															$ 1,900,000				$ 1,900,000
Option fee							$ 150,000
Payment of execution		$ 100,000
Adjustments to additional paid in capital, other		$ 400,000
Payment capitalized cost																		100,000
Interest expense																		791,811	1,661,981
Fair value, per share		$ 0.27
Aggregate fair value																		372,000	60,000
Stock based compensation																		1,044,261	$ 6,202
Unrecognized expense																		$ 267,659
Common stock, par value, per share															$ 0.0001			$ 0.0001	$ 0.0001
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price	$ 0.27
Restricted value
2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Stock based compensation																		440,219	$ 0
Unrecognized expense																		$ 1,064,781
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares						12,500								400,000				400,000	10,000
Shares issued, price per share						$ 2.00								$ 1.00						$ 1.21	$ 0.88	$ 2.10
Aggregate fair value																		$ 40	$ 1
Common stock, par value, per share														$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Restricted shares																		2,125,000
Restricted value																		$ 213
Michael L Peterson [Member]
Related Party Transaction [Line Items]
Annual based salary		$ 350,000
Discretionary bonus percentage		100.00%
Mr Peterson [Member]
Related Party Transaction [Line Items]
Stock based compensation																		3,341
Unrecognized expense																		267,659
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares					700,000
Shares issued, price per share					$ 2.15
Aggregate fair value					$ 1,505,000
Stock based compensation																		96,016	0
Unrecognized expense																		177,259
Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted shares, vesting rate																25.00%
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares			425,000
Shares issued, price per share			$ 0.64
Aggregate fair value			$ 273,275
Common stock, par value, per share			$ 0.0001
Restricted Stock Units (RSUs) [Member] | Five Outside Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares								60,000
Shares issued, price per share								$ 0.0001
Fair value, per share								$ 0.29
Aggregate fair value								$ 88,200
Restricted Stock Units (RSUs) [Member] | Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares								60,000
Shares issued, price per share								$ 0.0001
Fair value, per share								$ 0.29
Aggregate fair value								$ 300,000
Stock based compensation																		88,200	0
Unrecognized expense																		0
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares				200,000
Shares issued, price per share				$ 1.07
Aggregate fair value				$ 213,000
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares																1,000,000
Restricted Stock Units (RSUs) [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares																100,000
Restricted Stock Units (RSUs) [Member] | Six Employee Agreement [Member]
Related Party Transaction [Line Items]
Fair value, per share												$ 2.15
Aggregate fair value																		1,505,000	1,505,000
Stock based compensation																		440,219	0
Unrecognized expense																		$ 1,064,781
Grant of restricted shares												700,000
Restricted shares, vesting rate												25.00%
Restricted Stock Units (RSUs) [Member] | Mr. Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares				200,000
Aggregate fair value				$ 213,000
Stock based compensation																	$ 213,000
Fair value per share				1.07
Restricted Stock Units (RSUs) [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Restricted shares, vesting rate	25.00%
Restricted shares	1,000,000
Restricted value	$ 271,000
IPO [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares													375,000
Shares issued, price per share													$ 3.00
Trio LLC [Member]
Related Party Transaction [Line Items]
Cash paid for additional acquisition													$ 60,000
Issuance of common stock for cash net, shares											4,900,000
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares										4,900,000
Common stock, par value, per share										$ 0.0001
Trio LLC [Member]
Related Party Transaction [Line Items]
Percentage of working interest													3.02647%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Related Party Transaction [Line Items]
Percentage of working interest											82.75%
Trio LLC [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest		21.91832%
South Salinas Project [Member]
Related Party Transaction [Line Items]
Working interest percentage																		3.80%
Long term asset advance to operators															$ 1,900,000			$ 0	1,900,000
Optioned Assets Related Party [Member]
Related Party Transaction [Line Items]
Option fee							$ 150,000
Optioned Assets Related Party [Member] | Trio LLC [Member] | Hangman Hollow Field Asset [Member]
Related Party Transaction [Line Items]
Percentage of working interest							44.00%
Optioned Assets Related Party [Member] | Trio LLC [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest							22.00%
Optioned Assets Related Party [Member] | Trio LLC [Member] | Union Ave Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest							20.00%
Additional Working Interest South Salinas Project [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Percentage of working interest													3.02647%
Cash paid for additional acquisition													$ 60,000
Notes Payable Related Party [Member] | Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									$ 1,032,512
Notes Payable Related Party [Member] | Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									780,000
Notes Payable Related Party [Member] | Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									1,032,512
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable current															1,025,497				1,025,497
Interest expense																		7,015	120,337
Notes payable current															$ 2,920,000			1,032,512	2,920,000
Related Party [Member] | Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									1,032,512
Related Party [Member] | Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									780,000
Related Party [Member] | Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									$ 1,032,512
Restricted Share Issued To Executives And Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock based compensation																		161,700	$ 6,202
Unrecognized expense																		$ 155,498
Restricted Share Issued To Executives And Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares															1,100,000
Fair value, per share																$ 0.294
Aggregate fair value															$ 323,400
Consulting Agreement Related Party [Member]
Related Party Transaction [Line Items]
Consulting agreement percentage		100.00%
Consulting agreement fee		$ 10,000